Hull Tactical US ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 73.8%
SPDR S&P 500 ETF Trust‡	44,744	$20,204,601

Total Exchange-Traded Fund
(Cost $15,493,026)		20,204,601

Total Investments - 73.8%
(Cost $15,493,026)		$20,204,601

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE TRADED FUND — (4.9)%
ProShares Ultra VIX Short-Term Futures ETF	(62,000)	(1,352,220)

Total Exchange Traded Fund
(Proceeds $1,361,196)		(1,352,220)

Total Securities Sold Short - (4.9)%
(Proceeds $1,361,196)		$(1,352,220)

	Contracts	Fair Value

PURCHASED OPTION(A) — 0.0%

Total - 0.0%
(Cost $14,912)	10	$12,900

WRITTEN OPTION(A) — (0.1)%

Total - (0.1)%
(Premiums Received $26,856)	(21)	$(29,610)

A list of the open option contracts held by the Fund at August 31, 2021, was as follows:

Description	Number of Contracts	Notional Amount^	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.0%

Call Options
SPX US Index Call*	10	$12,900	$ 4,575 .00	09/18/21	$12,900

TOTAL PURCHASED OPTION
(Cost $14,912)		$12,900			$12,900

WRITTEN OPTION — (0.1)%

Put Options
SPX US Index Put*	(21)	$(29,610)	$ 4,375 .00	09/18/21	$(29,610)

TOTAL WRITTEN OPTION
(Premiums Received $26,856)		$(29,610)			$(29,610)

Hull Tactical US ETF

Schedule of Investments

August 31, 2021 (Unaudited)

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	3	Sep-2021	$679,094	$678,075	$(1,019)

Percentages are based on Net Assets of $27,392,997.

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500® Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
^	Value equals 100 x Number of Contracts x Price.
(A)	Refer to table below for details on Options Contracts.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SPX— Standard & Poor’s 500 Index

VIX — Volatility Index

As of August 31, 2021, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual and semi-annual financial statements.

HTU-QH-001-1300